Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class A
Average Annual Return, Percent	5.33%	1.99%	4.07%
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class C
Average Annual Return, Percent	8.57%	2.27%	3.87%
Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class I
Average Annual Return, Percent	10.61%	3.24%	4.87%
Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class R
Average Annual Return, Percent	10.09%	2.78%	4.39%
Class Z
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class Z
Average Annual Return, Percent	10.68%	3.30%	4.91%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	10.30%	2.94%	4.55%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	9.57%	2.27%	3.87%
FTSE EPRA Index - net
Average Annual Return [Line Items]
Line Graph and Table Measure Name			FTSE EPRA Index - net1
Average Annual Return, Percent	9.58%	2.76%	3.25%
FTSE EPRA Index - net
Average Annual Return [Line Items]
Line Graph and Table Measure Name			FTSE EPRA Index - net1
Average Annual Return, Percent	9.58%	2.76%	3.25%
FTSE EPRA Index - net
Average Annual Return [Line Items]
Line Graph and Table Measure Name			FTSE EPRA Index - net1
Average Annual Return, Percent	9.58%	2.76%	3.25%
FTSE EPRA Index - net
Average Annual Return [Line Items]
Line Graph and Table Measure Name			FTSE EPRA Index - net1
Average Annual Return, Percent	9.58%	2.76%	3.25%
FTSE EPRA Index - net
Average Annual Return [Line Items]
Line Graph and Table Measure Name			FTSE EPRA Index - net1
Average Annual Return, Percent	9.58%	2.76%	3.25%
MSCI World Index - net
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI World Index - net
Average Annual Return, Percent	21.09%	12.15%	12.17%
MSCI World Index - net
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI World Index - net
Average Annual Return, Percent	21.09%	12.15%	12.17%
MSCI World Index - net
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI World Index - net
Average Annual Return, Percent	21.09%	12.15%	12.17%
MSCI World Index - net
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI World Index - net
Average Annual Return, Percent	21.09%	12.15%	12.17%
MSCI World Index - net
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI World Index - net
Average Annual Return, Percent	21.09%	12.15%	12.17%